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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Core Bond Fund, Evergreen International Bond Fund and Evergreen Select High Yield Bond Fund for the quarter ended July 31, 2008. These three series have a April 30 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.0%
FIXED-RATE 6.7%
FHLMC:
6.90%, 12/01/2010	$39,185,000	$41,601,550
7.21%, 06/15/2017	9,702,488	9,885,671
FNMA:
4.32%, 12/01/2009	4,770,000	4,785,548
5.37%, 04/01/2017	2,460,000	2,480,836
5.40%, 05/01/2017	3,451,044	3,484,002
5.63%, 11/01/2011	5,335,774	5,466,124
5.81%, 01/01/2009	9,093,750	9,108,895
5.85%, 02/01/2009	3,645,876	3,644,936
6.06%, 09/01/2016	1,442,212	1,511,755
6.11%, 02/01/2012	3,776,365	3,929,302
6.23%, 04/01/2011	1,907,166	1,972,516
6.26%, 06/01/2009	5,142,241	5,220,672
6.28%, 08/01/2011-12/01/2011	25,302,283	26,360,162
6.32%, 08/01/2012	5,528,322	5,796,243
6.37%, 08/01/2011	4,031,866	4,196,528
6.53%, 02/01/2016	5,450,485	5,823,970
6.73%, 08/01/2009	80,551	81,806
6.79%, 07/01/2009	53,231	53,952
6.93%, 11/01/2012	2,717,072	2,891,902
6.96%, 10/01/2010-12/01/2010	18,691,544	19,483,044
7.01%, 12/01/2010	14,678,936	15,342,084
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	8,974,425	8,958,630

		182,080,128

FLOATING-RATE 3.3%
FNMA:
5.63%, 12/01/2011	14,703,137	15,088,683
5.98%, 11/01/2011	16,853,799	17,435,694
6.11%, 07/01/2012	23,703,554	24,871,591
7.04%, 12/01/2010	20,401,963	21,251,514
7.41%, 04/01/2010	11,212,806	11,679,819

		90,327,301

Total Agency Commercial Mortgage-Backed Securities (cost $278,407,322)		272,407,429

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.5%
FIXED-RATE 1.5%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	96,743	25,805
Ser. 1897, Class K, 7.00%, 09/15/2026	6,018	6,346
Ser. 2006-44, Class OA, 5.50%, 12/25/2026	282,444	287,643
Ser. 2043, Class ZP, 6.50%, 04/15/2028	151,427	157,804
Ser. 2173, Class Z, 6.50%, 07/15/2029	376,772	383,712
Ser. 2326, Class ZP, 6.50%, 06/15/2031	53,753	55,957
Ser. 2423, Class MC, 7.00%, 03/15/2032	83,573	87,894
Ser. 2647, Class PC, 5.00%, 11/15/2031	1,250,000	1,232,098
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	325,726
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	255,645	71,740
Ser. 1998-61, Class PL, 6.00%, 11/25/2028	85,224	87,083
Ser. 1999, Class LH, 6.50%, 11/25/2029	118,309	121,424
Ser. 2001-06, Class ZC, 6.50%, 09/25/2030	311,682	324,361
Ser. 2001-46, Class ZG, 6.00%, 09/25/2031	566,751	579,318
Ser. 2001-70, Class LR, 6.00%, 09/25/2030	17,037	17,081
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	77,900	80,205
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	356,540	364,194

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 2003-025, Class IK, IO, 7.00%, 04/25/2033	$711,623	$194,777
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	310,595	78,020
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	35,580,000	34,886,275
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	1,400,000	1,396,007
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	217,611
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	90,818
Ser. 2005-31, Class PB, 5.50%, 04/25/2035	75,000	72,177
Ser. 2006-57, Class PA, 5.50%, 08/25/2027	317,305	323,016

		41,467,092

FLOATING-RATE 0.0%
FHLMC:
Ser. 1590, Class IA, 3.55%, 10/15/2023	208,063	204,014
Ser. 2504, Class FP, 2.96%, 03/15/2032	216,010	216,144
GNMA, Ser. 2002-41, Class GS, IO, 7.34%, 06/16/2032	140,359	21,445

		441,603

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $41,193,326)		41,908,695

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.8%
FIXED-RATE 8.6%
FHLMC:
4.50%, 05/01/2018-04/01/2035	25,328,378	23,299,339
5.00%, 08/01/2018-10/01/2018	445,228	441,480
5.50%, 02/01/2017-11/01/2017	542,579	548,401
6.00%, 04/01/2014-02/01/2023	1,324,474	1,351,551
6.50%, 04/01/2021	252,568	262,556
7.00%, 02/01/2015	82,440	86,495
FHLMC 30 year:
5.00%, TBA #	55,995,000	53,011,530
5.50%, TBA #	27,120,000	26,514,031
FNMA:
4.50%, 05/01/2018-02/01/2022	2,855,778	2,776,291
5.00%, 12/01/2017-11/01/2035	16,701,473	16,066,159
6.00%, 12/01/2008-11/01/2033	2,112,286	2,144,761
6.50%, 04/01/2017-08/01/2032	1,330,808	1,381,616
7.50%, 02/01/2012	630,986	658,560
FNMA 15 year, 4.50%, TBA #	111,400,000	106,769,993
GNMA:
7.00%, 11/15/2029	185,488	198,228
7.75%, 07/15/2020-08/15/2021	593,276	640,653
11.50%, 05/15/2013-06/15/2013	9,370	10,538

		236,162,182

FLOATING-RATE 0.2%
FNMA, 5.49%, 12/01/2011	1,314,752	1,343,827
GNMA, 5.625%, 07/20/2024	3,527,354	3,566,866

		4,910,693

Total Agency Mortgage-Backed Pass Through Securities (cost $241,666,713)		241,072,875

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.3%
FIXED-RATE 2.3%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	35,736,184	35,930,367
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	29,034,216	28,339,273

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $64,130,378)		64,269,640

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 2.8%
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	$7,175,000	$4,971,988
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	21,140,000	13,899,550
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust, Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	19,289,000	17,306,284
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A + 1	1,287,344	25,747
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	2,350,000	1,472,142
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,230,073
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	15,336,000	9,510,712
Ser. 2006-05, Class 2A4A, 5.89%, 04/25/2036	1,625,000	1,276,659
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	16,177,000	11,531,330
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	11,894,182
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016	1,431	1,299
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	861,332	858,795

Total Asset-Backed Securities (cost $101,829,078)		75,978,761

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.7%
FIXED-RATE 14.4%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2006-05, Class A2, 5.32%, 10/10/2011	300,000	296,779
Ser. 2007-01:
Class A2, 5.38%, 01/15/2049	18,970,000	18,466,675
Class A4, 5.45%, 01/15/2049 ρ	29,790,000	27,178,743
Ser. 2007-04, Class A4, 5.74%, 07/10/2017	11,645,000	10,855,910
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2007-PW18, Class AJ, 6.21%, 11/11/2017	4,940,000	3,978,132
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	6,360,000	4,452,895
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2007-CD4, Class A2B, 5.21%, 12/11/2049	310,000	300,468
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,352,263
Ser. 2007-C9, Class B, 5.82%, 12/10/2049	18,607,000	13,350,100
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.85%, 05/15/2038	874,336	872,764
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,252,044
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	14,835,000	14,016,534
GE Capital Comml. Mtge. Corp.:
Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	18,580,000	17,718,863
Ser. 2005-C1, Class A2, 4.35%, 06/10/2048	17,038,000	16,908,494
Ser. 2005-C1, Class A5, 4.77%, 06/10/2048	12,060,000	11,230,576
Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	440,000	438,268
Ser. 2007-C1, Class C, 5.70%, 12/10/2049	28,627,000	20,192,306
Greenwich Capital Comml. Funding Corp.:
Ser. 2007-GG09, Class A2, 5.38%, 03/10/2039	20,015,000	19,496,808
Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039 ρ	36,750,000	33,609,690
GS Mtge. Securities Corp.:
Ser. 2006-GG8, Class A2, 5.48%, 11/10/2039	292,000	288,865
Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	32,300,000	28,804,268
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.37%, 06/12/2041	13,395,000	13,072,853
Ser. 2005-LDP4, Class A2, 4.79%, 10/15/2042	188,270	188,307
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	4,595,000	3,395,376
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	30,950,000	28,218,783
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	5,280,000	4,686,172
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	15,480,000	15,208,786
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	12,350,000	11,544,146
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 ρ	5,055,000	4,901,962
Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	160,000	160,580
Ser. 2007-C1, Class A2, 5.32%, 09/15/2037	270,000	262,970
Ser. 2007-C2, Class A3, 5.43%, 02/15/2040	7,000,000	6,377,997
Ser. 2008-C1, Class AJ, 6.15%, 04/15/2041	5,000,000	3,983,886

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Morgan Stanley Capital I, Inc.:
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	$12,702,000	$12,047,414
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,557,049
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	9,746,142	9,723,845

		392,391,571

FLOATING-RATE 5.3%
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.92%, 03/15/2049	6,120,000	5,095,822
Credit Suisse Mtge. Capital Cert., Ser. 2007-C3, Class A4, 5.72%, 06/15/2039	22,000,000	20,487,628
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class B, 6.10%, 12/10/2049	4,184,000	3,060,731
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	31,940,000	29,749,555
Ser. 2007-LD11, Class A4, 5.82%, 06/15/2049	8,040,000	7,532,784
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.40%, 06/15/2038	33,730,000	32,881,539
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	22,750,000	21,487,520
Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	27,705,000	26,105,399

		146,400,978

Total Commercial Mortgage-Backed Securities (cost $579,746,746)		538,792,549

CORPORATE BONDS 27.6%
CONSUMER DISCRETIONARY 3.9%
Automobiles 0.0%
DaimlerChrysler AG, 7.30%, 01/15/2012	225,000	234,603

Media 1.2%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	9,903,815
Time Warner, Inc., 7.625%, 04/15/2031	24,000,000	23,852,544

		33,756,359

Multi-line Retail 1.4%
Kohl’s Corp., 6.875%, 12/15/2037	9,950,000	8,754,796
Macy’s, Inc.:
6.375%, 03/15/2037	16,255,000	12,309,343
6.70%, 09/15/2028	5,385,000	4,354,559
6.90%, 01/15/2032	5,000,000	4,082,345
Target Corp., 6.50%, 10/15/2037 ρ	8,300,000	7,999,996

		37,501,039

Specialty Retail 1.3%
Home Depot, Inc., 5.875%, 12/16/2036	30,000,000	23,791,830
Lowe’s Cos., 6.65%, 09/15/2037	11,000,000	10,675,808

		34,467,638

CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.8%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,056,410
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	12,825,000	12,933,589

		22,989,999

ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	3,000,000	2,550,402
7.40%, 03/15/2031	6,685,000	6,798,645
Marathon Oil Corp., 6.60%, 10/01/2037	7,000,000	6,749,666

		16,098,713

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 16.9%
Capital Markets 5.7%
Eaton Vance Corp., 6.50%, 10/02/2017	$10,000,000	$10,075,140
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	10,000,000	10,021,910
5.95%, 01/18/2018	12,000,000	11,419,308
6.75%, 10/01/2037	26,155,000	23,185,152
Lehman Brothers Holdings, Inc.:
5.625%, 01/24/2013	10,000,000	9,357,770
7.00%, 09/27/2027	11,500,000	10,189,288
Merrill Lynch & Co., Inc.:
4.125%, 09/10/2009	10,255,000	10,108,538
6.05%, 08/15/2012	23,750,000	22,652,607
7.75%, 05/14/2038	7,000,000	6,368,054
Morgan Stanley:
5.625%, 01/09/2012	25,000,000	24,495,850
5.95%, 12/28/2017	21,175,000	18,698,266

		156,571,883

Commercial Banks 2.8%
National City Corp.:
4.50%, 03/15/2010 ρ	20,000,000	16,650,480
5.80%, 06/07/2017	13,000,000	7,848,607
PNC Financial Services Group, Inc.:
7.50%, 11/01/2009	11,390,000	11,718,248
8.70%, 12/31/2049 144A	6,700,000	6,765,518
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,432,494
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049 ρ	12,850,000	12,186,670

		75,602,017

Consumer Finance 2.9%
American General Finance Corp., 5.90%, 09/15/2012 ρ	20,000,000	18,032,000
American Water Capital Corp., 6.09%, 10/15/2017	10,000,000	9,611,470
HSBC Finance Corp.:
4.125%, 11/16/2009 ρ	10,000,000	9,932,810
4.625%, 09/15/2010 ρ	12,000,000	11,920,956
6.75%, 05/15/2011	8,550,000	8,882,210
Sprint Capital Corp., 6.875%, 11/15/2028	25,000,000	19,860,550

		78,239,996

Diversified Financial Services 2.2%
Citigroup, Inc.:
6.125%, 11/21/2017	12,000,000	11,522,148
Step Bond, 8.40%, 04/29/2049 ††	16,250,000	13,934,213
JPMorgan Chase & Co.:
6.00%, 10/01/2017	11,500,000	11,186,372
6.40%, 05/15/2038	15,550,000	14,378,105
FRN, 7.90%, 12/31/2049	8,500,000	7,885,756

		58,906,594

Insurance 1.4%
American International Group, Inc., 4.70%, 10/01/2010 ρ	20,000,000	19,561,640
Prudential Financial, Inc., 6.10%, 06/15/2017	20,000,000	19,892,000

		39,453,640

Real Estate Investment Trusts 1.7%
BRE Properties, Inc.:
4.875%, 05/15/2010	17,000,000	16,656,940
5.50%, 03/15/2017	12,000,000	10,370,652

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Duke Realty Corp., 7.75%, 11/15/2009	$7,510,000	$7,652,630
ERP Operating, LP, 5.75%, 06/15/2017 ρ	12,000,000	10,817,160

		45,497,382

Thrifts & Mortgage Finance 0.2%
Washington Mutual, Inc., 5.00%, 03/22/2012	9,300,000	6,138,055

HEALTH CARE 1.9%
Biotechnology 0.5%
Amgen, Inc., 6.375%, 06/01/2037	15,500,000	14,887,378

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc., 5.375%, 03/15/2016 ρ	20,300,000	19,002,262
WellPoint, Inc.:
5.875%, 06/15/2017	10,000,000	9,573,310
6.375%, 06/15/2037 ρ	10,000,000	8,908,110

		37,483,682

INDUSTRIALS 1.1%
Air Freight & Logistics 0.5%
FedEx Corp., 6.72%, 01/15/2022	12,515,101	12,487,596

Road & Rail 0.6%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,228,950
7.125%, 12/15/2010	6,870,000	7,201,313

		17,430,263

MATERIALS 0.3%
Paper & Forest Products 0.3%
Weyerhaeuser Co., 7.375%, 03/15/2032	10,000,000	9,562,810

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.8%
BellSouth Corp., Step Bond, 0.00%, 12/15/2095 ††	6,000,000	2,924,616
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	17,753,692

		20,678,308

Wireless Telecommunication Services 0.7%
AT&T Wireless, 8.125%, 05/01/2012	17,500,000	19,218,097

UTILITIES 0.6%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,581,910

Total Corporate Bonds (cost $805,640,647)		753,787,962

	Shares	Value

PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Thrifts & Mortgage Finance 0.5%
Fannie Mae, Ser. S, 8.25% ρ	300,000	5,037,000
Freddie Mac, Ser. Z, 8.375% ρ	450,000	7,627,500

Total Preferred Stocks (cost $18,750,000)		12,664,500

6

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ρ	$18,895,000	$22,020,063
U.S. Treasury Notes, 3.875%, 05/15/2018 ρ	30,930,000	30,673,869

Total U.S. Treasury Obligations (cost $52,422,553)		52,693,932

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.6%
FIXED-RATE 2.4%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	22,000,000	19,720,490
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	373,223	348,675
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	478,770	455,795
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	48,007,000	44,548,326
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	195,000	191,843

		65,265,129

FLOATING-RATE 2.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.72%, 02/25/2035	19,611,000	17,769,166
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.68%, 05/25/2035	39,610,000	36,499,427
Ser. 2006-OA3, Class 4AB, 4.30%, 04/25/2047	12,054,371	5,524,016

		59,792,609

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $140,739,175)		125,057,738

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 16.6%
FIXED-RATE 6.1%
First Horizon Mtge. Pass Through Trust:
Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	43,034	42,050
Ser. 2007-AR2, Class 2A1, 5.89%, 07/25/2037	22,335,934	18,920,019
GSAA Home Equity Trust:
Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	17,020,165	12,573,647
Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	11,298,526	8,539,010
Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	28,922,756	22,502,237
HSI Asset Loan Obligation Trust, Ser. 2007-AR2, Class 2A1, 6.00%, 09/25/2037	17,258,993	12,447,180
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	23,927,487	14,862,908
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	9,698,873	7,423,484
Residential Accredited Loans, Inc.:
Ser. 2007-QS09, Class A33, 6.50%, 07/25/2037	7,803,663	5,683,108
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	11,065,592	8,058,498
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	790,434	571,737
Washington Mutual, Inc., Ser. 2007-05, Class A6, 6.00%, 06/25/2037	34,731,390	27,645,930
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	28,786,222	26,004,232

		165,274,040

FLOATING-RATE 10.5%
Alternative Loan Trust, Ser. 2006, Class 4A1, 5.90%, 02/25/2037	25,653,241	23,661,010
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 4.49%, 09/25/2046	7,784,519	4,918,694
Ser. 2007-1, Class A1, 4.23%, 02/25/2047	17,094,323	9,857,484
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	15,694,845	14,132,364
Ser. 2007-AR8, Class 1A1A, 5.75%, 08/25/2037	47,620,157	42,363,496
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.37%, 03/25/2047	21,880,473	12,577,362
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	18,732,917	16,274,235
Ser. 2007-HY5, Class 1A1, 5.93%, 09/25/2037	17,883,229	14,755,749
Ser. 2007-HYB2, Class 3A1, 5.45%, 02/25/2047	36,139,353	24,493,692
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 4.30%, 04/25/2047	14,615,522	9,373,914
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 4.99%, 12/25/2046	14,802,715	8,846,632
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.89%, 05/25/2046 144A	19,737,393	18,140,046
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.78%, 07/27/2037	13,349,739	10,662,766
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	20,570,907	15,013,969

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 4.23%, 04/25/2046	$5,895,362	$3,669,863
Ser. 2006-AR09, Class 2A, 4.37%, 11/25/2046	23,475,751	13,466,369
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	5,241,613	4,460,830
Ser. 2007-OA5, Class 1A1B, 4.28%, 06/25/2047	35,438,431	15,315,813
Washington Mutual, Inc.:
Ser. 2006-AR08, Class 2A, 4.38%, 10/25/2046	18,360,762	10,620,882
Ser. 2006-AR14, Class 1A4, 5.65%, 11/25/2036	17,786,380	15,318,061

		287,923,231

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $595,166,769)		453,197,271

YANKEE OBLIGATIONS – CORPORATE 2.7%
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.3%
Covidien, Ltd., 6.55%, 10/15/2037	7,000,000	6,820,681

Pharmaceuticals 0.2%
AstraZeneca plc, 6.45%, 09/15/2037	6,250,000	6,415,275

MATERIALS 1.4%
Metals & Mining 1.4%
Alcan, Inc., 6.125%, 12/15/2033	20,000,000	17,687,560
ArcelorMittal SA, 5.375%, 06/01/2013 144A	20,000,000	19,646,740

		37,334,300

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Vodafone Group plc, 5.625%, 02/27/2017 ρ	23,500,000	22,602,629

Total Yankee Obligations – Corporate (cost $76,178,012)		73,172,885

	Shares	Value

MUTUAL FUND SHARES 1.5%
BlackRock Income Trust ρ	19,100	110,398
MFS Government Markets Income Trust	174,036	1,200,848
MFS Intermediate Income Trust ρ	2,203,325	13,616,548
Putnam Master Intermediate Income Trust	746,800	4,495,736
Putnam Premier Income Trust	1,790,083	10,686,796
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund ρ	198,108	2,349,561
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	748,450	8,921,524

Total Mutual Fund Shares (cost $40,974,451)		41,381,411

	Principal Amount	Value

SHORT-TERM INVESTMENTS 11.1%
CORPORATE BONDS 0.4%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 2.48%, 08/15/2008 ρρ	$2,999,826	2,999,826

Insurance 0.3%
Metropolitan Life Global Funding, 2.46%, 08/21/2008 ρρ	7,749,496	7,749,496

		10,749,322

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 10.7%
Evergreen Institutional Money Market Fund, Class I, 2.54% ø q ρρ ##	291,467,889	$291,467,889

Total Short-Term Investments (cost $302,217,211)		302,217,211

Total Investments (cost $3,339,062,381) 111.6%		3,048,602,859
Other Assets and Liabilities (11.6%)		(317,081,783)

Net Assets 100.0%		$2,731,521,066

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
1	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

06/20/2012	CitiBank	BorgWarner, Inc., 6.50%, 02/15/2009	$8,000,000	0.26%	Quarterly	$101,669

9

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

				Fixed
				Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Gain (Loss)
09/20/2008	CitiBank	Goldman Sachs Group, Inc., 6.60%, 01/01/2012	$8,000,000	0.70%	Quarterly	$2,008
09/20/2008	CitiBank	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	1.00%	Quarterly	(56,585)
09/20/2008	JPMorgan	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	1.25%	Quarterly	(51,230)
09/20/2008	JPMorgan	Merrill Lynch & Co., Inc., 5.00%, 01/15/2015	8,000,000	0.80%	Quarterly	(31,950)
09/20/2008	Lehman Brothers	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	8,000,000	0.85%	Quarterly	(59,755)
12/20/2008	JPMorgan	Lehman Brothers Holdings, Inc., 6.625%, 01/18/2012	10,000,000	0.80%	Quarterly	(218,249)
12/20/2008	Lehman Brothers	Morgan Stanley, 6.60%, 04/01/2012	10,000,000	1.15%	Quarterly	(83,959)
03/20/2009	Lehman Brothers	AIG, 6.25%, 05/01/2036	1,000,000	2.25%	Quarterly	358
03/20/2009	Goldman Sachs	Morgan Stanley, 6.60%, 04/01/2012	8,000,000	1.75%	Quarterly	(77,808)
03/20/2009	CitiBank	AIG, 6.25%, 05/01/2036	12,000,000	1.55%	Quarterly	(66,843)
09/20/2010	Goldman Sachs	Duke Realty, Ltd., 5.40%, 08/15/2014	8,000,000	0.75%	Quarterly	(331,666)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(210,255)
06/20/2012	Morgan Stanley	PG&E Corp., 4.80%, 03/01/2014	10,000,000	0.24%	Quarterly	(210,255)
06/20/2012	Morgan Stanley	Dow Jones CDX, North American Investment Grade Index	16,000,000	0.35%	Quarterly	(545,382)
06/20/2012	Lehman Brothers	JC Penney, 8.00%, 03/01/2010	16,000,000	0.45%	Quarterly	(810,689)
09/20/2012	Morgan Stanley	Duke Realty, Ltd., 5.40%, 08/15/2014	8,000,000	0.90%	Quarterly	(563,520)
12/13/2049	Morgan Stanley	CMBX North America NA AA 3 Index	4,200,000	0.27%	Quarterly	(1,107,470)
12/13/2049	Lehman Brothers	CMBX North America NA AA 3 Index	16,650,000	1.47%	Quarterly	72,395
12/25/2049	Goldman Sachs	CMBX North America NA AA 3 Index	3,400,000	0.27%	Quarterly	(785,844)
12/25/2049	Lehman Brothers	CMBX North America NA AJ 3 Index	6,700,000	1.47%	Quarterly	(298,520)
02/25/2051	Lehman Brothers	CMBX North America NA AA 4 Index	4,000,000	1.65%	Quarterly	(313,156)
02/25/2051	Goldman Sachs	CMBX North America NA AA 5 Index	22,000,000	1.75%	Quarterly	(1,790,635)
12/25/2051	Goldman Sachs	CMBX North America NA AA 4 Index	35,000,000	1.65%	Quarterly	(8,519,755)

10

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following total return swap contracts outstanding:

	Notional			Unrealized Gain
Expiration	Amount	Swap Description	Counterparty	(Loss)
08/01/2008	$67,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	$(1,297,904)
09/01/2008	39,400,000	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(722,203)
09/01/2008	78,000,000	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(1,445,993)
10/01/2008	158,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 62 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(3,142,362)
11/01/2008	19,500,000	Agreement dated 11/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 15 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(380,186)
02/01/2009	71,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr. Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(1,399,057)

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $3,340,961,164. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,144,246 and $298,502,551, respectively, with a net unrealized depreciation of $292,358,305.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

11

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$398,207,742	$0
Level 2 – Other Significant Observable Inputs	2,650,395,117	(24,344,801)
Level 3 – Significant Unobservable Inputs	0	0

Total	$3,048,602,859	$(24,344,801)

*	Other financial instruments includes swap contracts.

12

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.4%
FINANCIALS 0.4%
Consumer Finance 0.4%
Daimler Financial Services AG, 4.875%, 06/15/2010 (cost $5,000,305)	$5,044,000	$5,053,790

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 50.7%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	3,036,000	4,732,518

CONSUMER STAPLES 2.9%
Beverages 0.5%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,683,000	5,304,147

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	2,660,000	4,105,401

Household Products 1.4%
Procter & Gamble Co., 4.50%, 05/12/2014 EUR	10,501,000	15,903,379

Tobacco 0.7%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,127,000	7,926,550

ENERGY 2.4%
Oil, Gas & Consumable Fuels 2.4%
GAZPROM OAO:
5.36%, 10/31/2014 EUR	3,623,000	4,944,144
6.58%, 10/31/2013 GBP	1,238,000	2,244,793
Total Capital SA:
4.875%, 09/22/2011 CAD	9,000,000	9,096,424
5.75%, 04/08/2011 AUD	5,503,000	4,983,821
Transco plc, 7.00%, 12/15/2008 AUD	5,962,000	5,581,671

		26,850,853

FINANCIALS 38.5%
Capital Markets 1.2%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,127,000	7,605,667
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,531,000	6,292,875

		13,898,542

Commercial Banks 24.5%
Bank Nederlandse Gemeenten NV:
3.75%, 12/16/2013 EUR	10,593,000	15,778,512
4.875%, 04/21/2010 GBP	4,311,000	8,435,459
5.50%, 07/20/2012 AUD	9,200,000	8,154,758
Eurofima, 5.50%, 09/15/2009 AUD	11,830,000	10,904,787
European Investment Bank:
4.50%, 01/14/2013 GBP	3,263,000	6,250,256
5.625%, 10/15/2010 EUR	10,456,000	16,640,243
6.125%, 01/23/2017 AUD	12,667,000	11,334,410
6.25%, 04/15/2014 GBP	3,338,000	6,901,049
6.50%, 09/10/2014 NZD	11,189,000	7,923,086
6.75%, 11/17/2008 NZD	7,773,000	5,680,648
Instituto de Credito Oficial, 5.375%, 03/17/2010 GBP	21,608,000	42,758,587
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	7,338,000	7,215,127
Kreditanstalt für Wiederaufbau:
4.125%, 07/04/2017 EUR ρ	6,787,000	10,166,233
4.95%, 10/14/2014 CAD	29,788,000	30,460,426
6.00%, 07/15/2009 NZD	13,987,000	10,126,826
6.00%, 09/15/2009 AUD	2,018,000	1,869,714

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	$27,964,000	$27,897,653
5.75%, 01/21/2015 AUD	13,912,000	12,203,261
6.625%, 05/27/2010 NZD	6,000,000	4,347,044
Nordic Investment Bank, 5.375%, 01/18/2011 AUD	11,006,000	9,943,231
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,673,000	1,911,056
Rabobank Nederland, 4.25%, 01/16/2017 EUR	15,041,000	22,049,828

		278,952,194

Consumer Finance 4.3%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	2,751,000	5,365,793
BMW Finance NV, 5.25%, 11/21/2013 GBP	8,000,000	14,936,337
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,238,000	4,453,907
JTI UK Finance plc, 4.50%, 04/02/2014 EUR	6,879,000	10,160,481
SLM Corp., 6.50%, 06/15/2010 NZD	2,293,000	1,518,441
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	11,006,000	8,246,996
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR ρ	2,898,000	4,099,543

		48,781,498

Diversified Financial Services 3.3%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	8,850,000	15,587,994
General Electric Capital Australia Funding, 6.00%, 06/15/2011 AUD	2,751,000	2,417,015
General Electric Capital Corp., 6.125%, 05/17/2012 GBP	9,630,000	19,021,925

		37,026,934

Insurance 0.1%
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,834,000	1,694,876

Thrifts & Mortgage Finance 5.1%
Nykredit, 5.00%, 10/01/2035 DKK	58,650,015	11,475,226
Realkredit Danmark, 4.00%, 10/01/2035 DKK	152,199,937	27,353,283
Totalkredit, FRN, 5.68%, 01/01/2015 DKK	93,153,809	19,365,078

		58,193,587

INDUSTRIALS 1.0%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	2,990,000	4,416,120

Machinery 0.6%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,293,000	4,614,399
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	1,651,000	2,274,401

		6,888,800

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,103,000	3,360,111

MATERIALS 1.3%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,089,000	2,138,199

Containers & Packaging 0.5%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,376,000	1,962,592
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	2,376,000	3,351,857

		5,314,449

Metals & Mining 0.6%
Anglo American plc, 5.125%, 12/15/2010 GBP	1,834,000	3,530,299
New World Resources NV, 7.375%, 05/15/2015 EUR	2,655,000	3,704,060

		7,234,359

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
France Telecom:
4.75%, 02/21/2017 EUR	$3,500,000	$5,073,589
7.25%, 01/28/2013 EUR	6,053,000	10,035,388
7.50%, 03/14/2011 GBP	3,669,000	7,485,512
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	2,953,000	4,142,824

		26,737,313

UTILITIES 1.6%
Multi-Utilities 1.6%
Centrica plc, 5.875%, 11/02/2012 GBP	1,926,000	3,722,309
Veolia Environnement SA:
4.00%, 02/12/2016 EUR	5,205,000	7,321,924
4.375%, 01/16/2017 EUR	5,000,000	7,083,001

		18,127,234

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $546,820,794)		577,587,064

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 46.2%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	46,871,000	40,248,004
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	26,235,000	39,328,310
Canada:
4.40%, 03/08/2016 CAD	17,807,000	17,630,356
6.25%, 06/16/2015 NZD	18,150,000	12,513,515
Denmark:
4.00%, 11/15/2017 DKK	169,948,000	33,838,376
7.00%, 11/10/2024 DKK	70,216,000	18,071,933
France, 4.00%, 10/25/2013 EUR	32,617,000	49,938,173
Korea:
5.25%, 09/10/2015 KRW	11,400,000,000	10,859,541
5.25%, 03/10/2027 KRW	25,590,000,000	23,485,428
Malaysia, 3.83%, 09/28/2011 MYR	112,400,000	34,389,671
Mexico, 10.00%, 12/05/2024 MXN	284,530,000	30,676,559
Netherlands, 4.00%, 07/15/2018 EUR	62,300,000	93,005,367
Norway:
4.25%, 05/19/2017 NOK ρ	236,920,000	44,390,996
5.00%, 05/15/2015 NOK	61,872,000	12,179,017
Singapore, 4.375%, 01/15/2009 SGD	44,970,000	33,449,265
Sweden, 5.25%, 03/15/2011 SEK ρ	191,800,000	32,259,440

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $513,410,852)		526,263,951

YANKEE OBLIGATIONS – CORPORATE 0.6%
FINANCIALS 0.1%
Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,591,000	1,479,630

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vimpel Communications, 8.25%, 05/23/2016 ρ	5,916,000	5,664,570

Total Yankee Obligations – Corporate (cost $7,845,415)		7,144,200

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 6.4%
MUTUAL FUND SHARES 6.4%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø	8,163,558	$8,163,558
Navigator Prime Portfolio, 2.66% § ρρ	64,438,119	64,438,119

Total Short-Term Investments (cost $72,601,677)		72,601,677

Total Investments (cost $1,145,679,043) 104.3%		1,188,650,682
Other Assets and Liabilities (4.3%)		(49,375,226)

Net Assets 100.0%		$1,139,275,456

ρ	All or a portion of this security is on loan.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

Netherlands	15.2%
France	12.6%
Denmark	10.2%
Germany	8.7%
United States	6.2%
Australia	6.1%
Norway	5.7%
Luxembourg	5.5%
Canada	4.8%
Spain	3.8%
United Kingdom	3.5%
Malaysia	3.1%
South Korea	3.1%
Singapore	3.0%
Sweden	2.9%
Mexico	2.7%
Cayman Islands	1.4%
Finland	0.9%
Bermuda	0.4%
South Africa	0.2%

100.0%

4

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2008	In Exchange for		U.S. Value at July 31, 2008	Unrealized Gain (Loss)
8/13/2008	6,434,901,600	JPY	$59,678,772	32,430,000	GBP	$64,211,234	$(4,532,462)
8/19/2008	6,331,000,000	JPY	58,735,117	81,480,051	NZD	59,628,805	(893,688)
8/19/2008	4,800,000	NZD	3,512,740	381,988,800	JPY	3,543,857	(31,117)
10/14/2008	8,672,600,000	JPY	80,724,607	85,668,846	AUD	79,758,202	966,405
10/15/2008	4,660,000,000	JPY	43,377,701	27,817,242	EUR	43,185,658	192,043
10/15/2008	6,065,524,000	JPY	56,461,049	29,000,000	GBP	57,148,475	(687,426)
10/22/2008	6,151,020,000	JPY	57,279,043	58,469,772	CAD	57,034,203	244,840

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2008	In Exchange for U.S. $		Unrealized Gain (Loss)
8/5/2008	38,255,301	EUR	$59,616,804	$59,500,000		$116,804
9/24/2008	2,898,300,000	JPY	26,946,605	27,012,191		(65,586)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2008	In Exchange for U.S. $		Unrealized Gain (Loss)
8/5/2008	38,684,594	EUR	$60,285,811	$59,500,000		$(785,811)
9/24/2008	710,716,580	JPY	6,607,804	6,620,000		12,196

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,145,788,210. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,626,729 and $12,764,257, respectively, with a net unrealized appreciation of $42,862,472.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.2%
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, 2.58%, 03/25/2047 (cost $264,534)	$289,900	$249,572

CORPORATE BONDS 78.9%
CONSUMER DISCRETIONARY 16.8%
Auto Components 1.3%
Cooper Standard Automotive, Inc., 8.375%, 12/15/2014	125,000	89,375
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	815,000	619,400
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	315,000	318,938
Metaldyne Corp.:
10.00%, 11/01/2013	530,000	219,950
11.00%, 06/15/2012	170,000	39,950

		1,287,613

Automobiles 1.3%
Ford Motor Co., 7.70%, 05/15/2097	1,365,000	621,075
General Motors Corp.:
6.75%, 12/01/2014	75,000	43,008
7.20%, 01/15/2011	675,000	445,500
8.25%, 07/15/2023	45,000	22,500
8.375%, 07/15/2033 ρ	435,000	216,413

		1,348,496

Diversified Consumer Services 0.2%
Service Corporation International, 6.75%, 04/01/2015	10,000	9,475
Sotheby’s, 7.75%, 06/15/2015 144A	195,000	193,333

		202,808

Hotels, Restaurants & Leisure 4.2%
Boyd Gaming Corp., 7.75%, 12/15/2012 ρ	285,000	237,975
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	495,000	439,312
8.125%, 05/15/2011 ρ	145,000	109,475
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	550,000	294,250
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	370,000	271,950
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,005,000	703,500
MGM MIRAGE, 8.50%, 09/15/2010	65,000	62,888
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	45,000	43,200
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A ρ	392,000	405,720
Seneca Gaming Corp., 7.25%, 05/01/2012	175,000	160,563
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	580,000	472,700
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	1,545,000	768,637
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	380,000	388,550

		4,358,720

Household Durables 3.3%
Centex Corp.:
4.875%, 08/15/2008	375,000	374,531
5.80%, 09/15/2009 ρ	290,000	282,750
D.R. Horton, Inc.:
4.875%, 01/15/2010	180,000	166,500
5.00%, 01/15/2009	360,000	354,600
8.00%, 02/01/2009	230,000	230,000
9.75%, 09/15/2010	215,000	214,194
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	145,000	126,875
6.50%, 01/15/2014	80,000	50,800
11.50%, 05/01/2013 144A	40,000	40,700
KB Home, 8.625%, 12/15/2008	135,000	136,013
Lennar Corp.:
5.125%, 10/01/2010	480,000	420,000
7.625%, 03/01/2009	145,000	143,187

1

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Libbey, Inc., FRN, 9.93%, 06/01/2011	$500,000	$505,000
Meritage Homes Corp., 7.00%, 05/01/2014	260,000	209,300
Pulte Homes, Inc.:
7.875%, 08/01/2011	45,000	43,650
8.125%, 03/01/2011	80,000	78,800

		3,376,900

Internet & Catalog Retail 0.2%
Ticketmaster, 10.75%, 08/01/2016 144A	155,000	161,200

Media 3.9%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	100,000	96,250
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	120,000	114,900
10.875%, 09/15/2014 144A	1,055,000	1,102,475
CSC Holdings, Inc., 7.625%, 04/01/2011	330,000	327,937
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	10,000	9,975
Idearc, Inc., 8.00%, 11/15/2016	905,000	416,300
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	135,000	122,175
7.25%, 01/01/2013 ρ	50,000	48,000
Mediacom, LLC, 7.875%, 02/15/2011	95,000	88,825
Paxson Communications Corp., FRN, 6.04%, 01/15/2012 144A	650,000	550,062
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	571,000	425,395
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	135,000	135,338
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	435,000	358,875
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	250,000	229,375

		4,025,882

Multi-line Retail 0.3%
Macy’s, Inc., 7.875%, 07/15/2015	115,000	114,475
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	185,000	182,225

		296,700

Specialty Retail 0.9%
AutoZone, Inc.:
6.50%, 01/15/2014	75,000	75,677
7.125%, 08/01/2018	75,000	76,448
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	75,000	76,265
Home Depot, Inc., 5.875%, 12/16/2036	195,000	154,647
Payless ShoeSource, Inc., 8.25%, 08/01/2013	640,000	579,200

		962,237

Textiles, Apparel & Luxury Goods 1.2%
Oxford Industries, Inc., 8.875%, 06/01/2011 ρ	1,230,000	1,186,950
Unifi, Inc., 11.50%, 05/15/2014	45,000	37,575

		1,224,525

CONSUMER STAPLES 2.5%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	10,000	10,275

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011 ρ	175,000	178,062
Rite Aid Corp., 10.375%, 07/15/2016 ρ	135,000	125,888

		303,950

2

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.1%
Dean Foods Co., 6.625%, 05/15/2009	$55,000	$55,000
Del Monte Foods Co.:
6.75%, 02/15/2015	195,000	183,300
8.625%, 12/15/2012	528,000	542,520
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	300,000	255,000
8.375%, 05/01/2017 ρ	55,000	42,350
Smithfield Foods, Inc., 7.75%, 07/01/2017	50,000	43,000

		1,121,170

Household Products 0.7%
American Achievement Corp., 8.25%, 04/01/2012 144A	720,000	705,600
Church & Dwight Co., 6.00%, 12/15/2012	65,000	63,375

		768,975

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	530,000	437,250

ENERGY 10.5%
Energy Equipment & Services 2.2%
Bristow Group, Inc., 7.50%, 09/15/2017	300,000	297,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	285,000	282,150
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014 ρ	575,000	553,437
Parker Drilling Co., 9.625%, 10/01/2013	484,000	508,200
PHI, Inc., 7.125%, 04/15/2013	590,000	560,500
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	125,000	99,375

		2,300,662

Oil, Gas & Consumable Fuels 8.3%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,175,000	1,135,344
7.25%, 12/15/2018	10,000	9,850
El Paso Corp.:
7.00%, 06/15/2017	90,000	90,551
7.25%, 06/01/2018	20,000	19,900
7.75%, 01/15/2032	25,000	24,974
Encore Acquisition Co.:
6.00%, 07/15/2015	305,000	277,550
6.25%, 04/15/2014	150,000	141,375
Exco Resources, Inc., 7.25%, 01/15/2011	580,000	577,100
Ferrellgas Partners, LP, 6.75%, 05/01/2014	355,000	301,750
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	740,000	743,700
Forest Oil Corp.:
7.25%, 06/15/2019	155,000	146,475
7.25%, 06/15/2019 144A	200,000	189,000
Frontier Oil Corp., 6.625%, 10/01/2011	205,000	199,875
Newfield Exploration Co.:
6.625%, 04/15/2016	305,000	285,937
7.125%, 05/15/2018	150,000	142,500
Peabody Energy Corp.:
5.875%, 04/15/2016	680,000	651,100
7.875%, 11/01/2026	135,000	135,675
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	675,000	656,437
Plains Exploration & Production Co.:
7.625%, 06/01/2018	125,000	121,875
7.75%, 06/15/2015	230,000	227,125
Quicksilver Resources, Inc., 7.75%, 08/01/2015 ρ	205,000	200,388

3

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Sabine Pass LNG, LP, 7.25%, 11/30/2013 ρ	$836,000	$727,320
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	70,000	69,650
Southwestern Energy Co., 7.50%, 02/01/2018 144A	150,000	154,500
Tesoro Corp.:
6.50%, 06/01/2017	70,000	59,850
6.625%, 11/01/2015	495,000	438,075
Williams Cos., 7.125%, 09/01/2011	755,000	788,975

		8,516,851

FINANCIALS 11.9%
Capital Markets 0.4%
E*TRADE Financial Corp.:
7.375%, 09/15/2013 ρ	10,000	8,500
8.00%, 06/15/2011	10,000	8,850
12.50%, 11/30/2017 144A	215,000	232,200
12.50%, 11/30/2017	25,000	26,500
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	145,000	136,359

		412,409

Consumer Finance 6.0%
CCH II Capital Corp., 10.25%, 09/15/2010	50,000	47,875
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	1,670,000	1,439,159
5.80%, 01/12/2009	355,000	344,400
7.375%, 10/28/2009	290,000	264,224
9.75%, 09/15/2010	275,000	237,537
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	885,000	584,733
6.875%, 08/28/2012	1,780,000	1,118,004
7.75%, 01/19/2010	375,000	303,041
8.00%, 11/01/2031	1,090,000	611,844
FRN, 3.93%, 05/15/2009	935,000	827,698
Sprint Capital Corp., 6.875%, 11/15/2028	535,000	425,016

		6,203,531

Diversified Financial Services 1.5%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	40,000	34,300
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	375,000	347,901
Leucadia National Corp., 8.125%, 09/15/2015	1,150,000	1,151,437

		1,533,638

Real Estate Investment Trusts 2.5%
Host Marriott Corp.:
7.125%, 11/01/2013	640,000	592,000
Ser. Q, 6.75%, 06/01/2016	640,000	550,400
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,145,000	1,102,062
Ventas, Inc., 7.125%, 06/01/2015	375,000	371,250

		2,615,712

Thrifts & Mortgage Finance 1.5%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	605,000	435,600
9.625%, 05/15/2015 144A	902,000	356,290
Step Bond:
8.125%, 11/21/2008 ρ††	400,000	368,000
8.375%, 06/30/2010 ††	1,155,000	363,825

		1,523,715

4

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.9%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 11.625%, 10/15/2017 ρ	$40,000	$42,450

Health Care Providers & Services 2.8%
HCA, Inc., 9.25%, 11/15/2016	1,560,000	1,610,700
Humana, Inc., 7.20%, 06/15/2018	260,000	252,737
Omnicare, Inc.:
6.125%, 06/01/2013	885,000	816,413
6.875%, 12/15/2015	255,000	234,600

		2,914,450

INDUSTRIALS 8.3%
Aerospace & Defense 4.4%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	235,000	227,362
DRS Technologies, Inc.:
6.625%, 02/01/2016	360,000	365,400
7.625%, 02/01/2018	80,000	83,600
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	2,270,000	2,116,775
6.375%, 10/15/2015	1,000,000	945,000
Sequa Corp., 13.50%, 12/01/2015 144A	195,000	170,138
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	635,000	588,962

		4,497,237

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	110,000	99,000

Commercial Services & Supplies 2.1%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	565,000	511,325
9.25%, 05/01/2021	575,000	606,625
Corrections Corporation of America, 6.25%, 03/15/2013	15,000	14,738
Geo Group, Inc., 8.25%, 07/15/2013	25,000	25,500
Iron Mountain, Inc., 8.00%, 06/15/2020	10,000	9,775
Mobile Mini, Inc., 6.875%, 05/01/2015	390,000	335,400
Toll Corp., 8.25%, 02/01/2011	735,000	705,600

		2,208,963

Machinery 1.0%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,190,000	1,017,450

Road & Rail 0.5%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	165,000	114,675
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	120,000	110,700
10.50%, 01/01/2016 ρ	20,000	17,500
Kansas City Southern, 7.50%, 06/15/2009	260,000	264,225
Swift Transportation Co., Inc., 12.50%, 05/15/2017 144A ρ	85,000	33,575

		540,675

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	195,000	176,963

INFORMATION TECHNOLOGY 3.5%
Communications Equipment 0.1%
EchoStar Corp., 7.75%, 05/31/2015	50,000	48,250

Electronic Equipment & Instruments 2.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	590,000	569,350
Jabil Circuit, Inc.:
5.875%, 07/15/2010	145,000	142,100
8.25%, 03/15/2018 ρ	1,315,000	1,315,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	130,000	116,350

		2,142,800

5

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 1.0%
First Data Corp., 9.875%, 09/24/2015 144A ρ	$205,000	$181,681
ipayment, Inc., 9.75%, 05/15/2014 ρ	260,000	219,050
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	185,000	185,694
SunGard Data Systems, Inc., 4.875%, 01/15/2014	245,000	218,663
Unisys Corp., 6.875%, 03/15/2010	275,000	265,375

		1,070,463

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	85,000	69,275
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	375,000	264,375

		333,650

MATERIALS 10.3%
Chemicals 4.3%
Airgas, Inc., 7.125%, 10/01/2018 144A	15,000	15,113
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	445,000	331,525
10.25%, 11/01/2010	50,000	50,250
Huntsman, LLC:
7.375%, 01/01/2015	75,000	69,750
11.625%, 10/15/2010	600,000	625,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	67,000	70,601
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	565,000	511,325
MacDermid, Inc., 9.50%, 04/15/2017 144A	200,000	184,000
Millenium America, Inc., 7.625%, 11/15/2026	525,000	307,125
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	190,000	169,100
10.125%, 12/01/2014 ρ	605,000	532,400
Mosaic Co.:
7.30%, 01/15/2028	400,000	386,000
7.875%, 12/01/2016 144A	675,000	712,125
Tronox Worldwide, LLC, 9.50%, 12/01/2012	720,000	450,000

		4,414,814

Construction Materials 1.0%
CPG International, Inc.:
10.50%, 07/01/2013	990,000	787,050
FRN, 9.90%, 07/01/2012	190,000	147,250
CRH America, Inc., 8.125%, 07/15/2018	105,000	106,209

		1,040,509

Containers & Packaging 2.1%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	143,000	115,115
Exopack Holding Corp., 11.25%, 02/01/2014	665,000	595,175
Graham Packaging Co.:
8.50%, 10/15/2012	155,000	144,925
9.875%, 10/15/2014 ρ	185,000	159,100
Graphic Packaging International, Inc., 8.50%, 08/15/2011 ρ	735,000	705,600
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	555,000	492,562

		2,212,477

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	75,000	78,287
8.375%, 04/01/2017	830,000	870,766
PNA Group, Inc., 10.75%, 09/01/2016	210,000	250,425

		1,199,478

6

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.7%
Georgia Pacific Corp.:
8.125%, 05/15/2011	$245,000	$242,550
8.875%, 05/15/2031	320,000	294,400
International Paper Co., 7.95%, 06/15/2018	720,000	717,173
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	15,000	13,500
11.375%, 08/01/2016	525,000	443,625

		1,711,248

TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 2.1%
Citizens Communications Co., 7.875%, 01/15/2027	215,000	190,275
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	120,000	120,000
Qwest Corp.:
6.50%, 06/01/2017	335,000	277,212
7.50%, 06/15/2023	175,000	144,375
7.875%, 09/01/2011	700,000	693,000
8.875%, 03/15/2012	420,000	421,050
West Corp., 11.00%, 10/15/2016	315,000	252,000

		2,097,912

Wireless Telecommunication Services 2.3%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	210,000	213,150
Cricket Communications, Inc., 9.375%, 11/01/2014	325,000	320,125
MetroPCS Communications, Inc., 9.25%, 11/01/2014	430,000	419,250
Rural Cellular Corp., 8.25%, 03/15/2012	555,000	570,263
Sprint Nextel Corp.:
6.90%, 05/01/2019	300,000	256,208
Ser. D, 7.375%, 08/01/2015	605,000	466,139
Ser. F, 5.95%, 03/15/2014	200,000	152,169

		2,397,304

UTILITIES 7.8%
Electric Utilities 7.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	750,000	791,250
Aquila, Inc., Step Bond, 14.875%, 07/01/2012 ††	1,314,000	1,530,810
CMS Energy Corp.:
6.55%, 07/17/2017	40,000	38,680
8.50%, 04/15/2011 ρ	100,000	106,054
Edison Mission Energy, 7.00%, 05/15/2017	45,000	42,750
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	660,000	683,100
11.25%, 11/01/2017 144A	375,000	373,125
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	228,959	258,151
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	955,000	959,775
NRG Energy, Inc., 7.375%, 02/01/2016	775,000	753,687
Orion Power Holdings, Inc., 12.00%, 05/01/2010	964,000	1,043,530
Public Service Company of New Mexico, 7.95%, 04/01/2015	80,000	81,309
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,030,000	1,055,750
7.875%, 06/15/2017 ρ	25,000	24,250

		7,742,221

Independent Power Producers & Energy Traders 0.2%
AES Corp.:
8.00%, 10/15/2017	30,000	29,700
8.00%, 06/01/2020 144A	160,000	154,800
Dynegy Holdings, Inc., 7.50%, 06/01/2015	10,000	9,525

		194,025

7

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 0.1%
PNM Resources, Inc., 9.25%, 05/15/2015	$80,000	$81,900

Total Corporate Bonds (cost $87,247,335)		81,177,458

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 2.65%, 12/25/2036	785,000	432,241
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 5.00%, 12/25/2046	307,641	183,857
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 4.37%, 11/25/2046	274,872	157,674

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $991,042)		773,772

YANKEE OBLIGATIONS – CORPORATE 12.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	20,000	20,950

ENERGY 2.8%
Oil, Gas & Consumable Fuels 2.8%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	330,000	347,325
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	1,765,000	1,403,175
OPTI Canada, Inc., 7.875%, 12/15/2014	1,075,000	1,072,312

		2,822,812

FINANCIALS 2.1%
Consumer Finance 0.7%
Avago Technologies Finance, Ltd., FRN, 8.18%, 06/01/2013	210,000	210,263
NXP Funding, LLC:
5.54%, 10/15/2013	275,000	216,906
9.50%, 10/15/2015 ρ	275,000	191,125
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	50,000	44,000
Virgin Media Finance plc, 8.75%, 04/15/2014	60,000	56,250

		718,544

Diversified Financial Services 1.4%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	795,000	926,175
Ship Finance International, Ltd., 8.50%, 12/15/2013	495,000	503,662

		1,429,837

INDUSTRIALS 1.8%
Road & Rail 1.8%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	860,000	832,050
9.375%, 05/01/2012	953,000	988,738

		1,820,788

INFORMATION TECHNOLOGY 0.9%
Communications Equipment 0.7%
Nortel Networks Corp.:
10.125%, 07/15/2013 ρ	770,000	755,563
10.75%, 07/15/2016 144A	30,000	29,550

		785,113

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014	215,000	183,825

MATERIALS 2.2%
Metals & Mining 2.0%
Evraz Group SA, 9.50%, 04/24/2018 144A ρ	515,000	502,769
Novelis, Inc., 7.25%, 02/15/2015	1,090,000	1,013,700
Vedanta Resource plc, 9.50%, 07/18/2018 144A	545,000	542,275

		2,058,744

8

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Paper & Forest Products 0.2%
Cascades, Inc., 7.25%, 02/15/2013	$115,000	$98,325
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	335,000	147,400

		245,725

TELECOMMUNICATION SERVICES 2.3%
Wireless Telecommunication Services 2.3%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	420,000	424,200
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	580,000	577,100
8.875%, 01/15/2015 144A	300,000	297,000
11.25%, 06/15/2016	360,000	375,300
Telesat Canada, Inc., FRN, 11.00%, 11/01/2015 144A ρ	200,000	189,000
Vimpel Communications:
8.375%, 04/30/2013 144A	15,000	14,699
9.125%, 04/30/2018 144A ρ	530,000	519,182

		2,396,481

Total Yankee Obligations – Corporate (cost $13,133,160)		12,482,819

	Shares	Value

COMMON STOCKS 0.1%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Frontier Oil Corp.	1,725	31,481

INDUSTRIALS 0.0%
Aerospace & Defense 0.0%
L-3 Communications Holdings, Inc.	2	198

Machinery 0.0%
Commercial Vehicle Group, Inc. *	1,024	9,902

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Cisco Systems, Inc. *	1,403	30,852
Nortel Networks Corp. *	1,435	11,021

		41,873

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc. ρ	5,717	21,896

Total Common Stocks (cost $107,351)		105,350

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $99,750)	$140,000	99,750

LOANS 6.3%
CONSUMER DISCRETIONARY 2.6%
Ford Motor Co., 5.46%, 12/15/2013	449,658	355,068
General Motors Corp., N/A, 11/29/2013 <	230,000	179,281
Greektown Casino, LLC, N/A, 12/03/2012 <	285,000	269,895
Idearc, Inc., FRN, 4.47%-4.80%, 11/17/2014 <	325,278	241,314

9

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

LOANS continued
CONSUMER DISCRETIONARY continued
Metaldyne Corp.,
N/A, 01/11/2012 <	$87,821	$56,205
N/A, 01/11/2014 <	597,179	384,667
Newsday, 9.75%, 07/15/2013 <	155,000	153,918
Tropicana Entertainment, LLC., FRN, 10.75%, 01/03/2012 <	1,195,000	1,012,392

		2,652,740

CONSUMER STAPLES 0.2%
Merisant Co., N/A, 01/11/2010 <	255,000	239,165

ENERGY 0.3%
Alon Krotz Springs, Inc., 10.75%, 07/03/2014	125,000	118,515
Semgroup Energy Partners, N/A, 07/20/2012 <	195,000	170,026

		288,541

INDUSTRIALS 1.3%
Clarke American Corp., FRN, 5.29%-5.30%, 02/28/2014 <	725,331	601,097
Neff Corp., FRN, 6.40%, 11/30/2014	1,060,000	744,077

		1,345,174

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., N/A, 05/02/2013 <	169,774	148,391

MATERIALS 1.8%
Abitibi Consolidated Co. of Canada, N/A, 03/31/2009 <	490,000	488,569
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	90,000	88,169
Lyondell Chemical, Co., 7.00%, 12/20/2014 <	1,475,000	1,231,625

		1,808,363

UTILITIES 0.0%
Energy Future Holdings Corp., N/A, 10/10/2014 <	2,224	2,056

Total Loans (cost $6,730,577)		6,484,430

	Shares	Value

MUTUAL FUND SHARES 0.3%
BlackRock Corporate High Yield Fund III, Inc.	3,529	22,092
BlackRock Corporate High Yield Fund V, Inc.	3,046	31,526
BlackRock High Income Shares	8,057	15,469
Dreyfus High Yield Strategies Fund	15,410	52,548
DWS High Income Trust	1,872	8,050
New America High Income Fund, Inc.	33,433	50,818
Nuveen Floating Rate Income Fund	7,050	71,840

Total Mutual Fund Shares (cost $253,283)		252,343

SHORT-TERM INVESTMENTS 11.5%
MUTUAL FUND SHARES 11.5%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ (cost $11,822,989)	11,822,989	11,822,989

Total Investments (cost $120,650,021) 110.3%		113,448,483
Other Assets and Liabilities (10.3%)		(10,620,089)

Net Assets 100.0%		$102,828,394

10

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
(a)

Effective at the close of business on September 19, 2008, the Fund was merged into Evergreen High Income Fund. Evergreen High Income Fund assumed all of the assets and liabilities of the Fund and shareholders of the Fund became shareholders of Evergreen High Income Fund.

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchang Date	Contracts to Receive	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

10/15/2008	175,078 EUR	$271,804	$273,307	$(1,503)

Forward Foreign Currency Exchange Contracts to Sell:

Exchang Date	Contracts to Deliver	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

07/24/2008	175,078 EUR	$271,805	$272,688	$883

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain (Loss)

06/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	$200,000	3.85%	Quarterly	$(6,328)
09/20/2013	Lehman Brothers	Motorola, 6.5%, 09/01/2025	140,000	2.39%	Quarterly	(3,849)
09/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	25,000	4.50%	Quarterly	(184)
12/13/2049	Lehman Brothers	CMBX North America AAA Index	25,000	0.08%	Quarterly	(608)
12/13/2049	Lehman Brothers	CMBX North America AJ 3 Index	95,000	1.47%	Quarterly	(6,005)
12/13/2049	Goldman Sachs	CMBX North America AJ 3 Index	130,000	1.47%	Quarterly	418
12/13/2049	UBS	CMBX North America 3 Index	115,000	0.08%	Quarterly	8,587

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain (Loss)

06/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	$200,000	2.86%	Quarterly	$2,711
09/20/2013	UBS	Motorola, 6.5%, 09/01/2025	100,000	2.97%	Quarterly	543
09/20/2013	UBS	Motorola, 6.5%, 09/01/2025	25,000	3.02%	Quarterly	83
09/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	25,000	3.20%	Quarterly	(2)

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $120,882,140. The gross unrealized appreciation and depreciation on securities based on tax cost was $270,725 and $7,704,382, respectively, with a net unrealized depreciation of $7,433,657.

11

EVERGREEN SELECT HIGH YIELD BOND FUND (a) SCHEDULE OF INVESTMENTS continued

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2008, the Fund had unfunded loan commitments of $3,697,670.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Valuation hierarchy

On May 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$12,652,570	$(620)
Level 2 – Other Significant Observable Inputs	100,795,913	(4,634)
Level 3 – Significant Unobservable Inputs	0	0

Total	$113,448,483	$(5,254)

*	Other financial instruments include forwards and swap contracts.

12

dede

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: September 24, 2008